SEGMENTED INFORMATION - Summary of Operating Results by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenues	$ 817	$ 764	$ 1,656	$ 1,617
Other income	5	14	19	24
Direct operating costs	(249)	(264)	(587)	(543)
Share of Adjusted EBITDA from equity-accounted investments	5	6	13	13
Management service costs	(47)	(36)	(102)	(65)
Interest expense	(168)	(189)	(336)	(357)
Current tax expenses	(18)	5	(31)	(14)
Share of interest and cash taxes from equity-accounted investments	(2)	(3)	(4)	(5)
Share of Funds From Operations attributable to non-controlling interests	(204)	(192)	(363)	(417)
Depreciation	(275)	(254)	(565)	(513)
Foreign exchange and financial instruments gain (loss)	(18)	(41)	16	(6)
Deferred income tax recovery (expense)	2	(8)	19	(49)
Other	(31)	24	(177)	15
Dividends on class A exchangeable shares	(52)		(104)
Remeasurement of BEPC exchangeable and class B shares	694	0	788	0
Share of earnings from equity-accounted investments	(4)	(3)	(8)	(7)
Net income attributable to non-controlling interests	156	188	368	380
Net income (loss) attributable to the partnership	611	11	602	73
Share earnings (loss) from equity-accounted investments	(1)	0	1	1
Net income (loss) attributable to participating non-controlling interests	(48)	4	5	37
Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	373	248	742	564
Other income	11	9	24	13
Direct operating costs	(128)	(95)	(259)	(201)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	256	162	507	376
Management service costs	(47)	(25)	(102)	(44)
Interest expense	(63)	(32)	(128)	(72)
Current tax expenses	(7)	0	(12)	(7)
Share of interest and cash taxes from equity-accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	139	105	265	253
Depreciation	(122)	(70)	(248)	(145)
Foreign exchange and financial instruments gain (loss)	(25)	(8)	(27)	7
Deferred income tax recovery (expense)	8	(6)	21	(24)
Other	(31)	(10)	(93)	(18)
Dividends on class A exchangeable shares	(52)		(104)
Remeasurement of BEPC exchangeable and class B shares	694		788
Share of earnings from equity-accounted investments	0	0	0	0
Net income attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to the partnership	611	11	602	73
Interest expense including dividends on class A exchangeable shares	220		440
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues	(9)	(11)	(22)	(23)
Other income	0	0	0	0
Direct operating costs	4	5	9	10
Share of Adjusted EBITDA from equity-accounted investments	5	6	13	13
Adjusted EBITDA	0	0	0	0
Management service costs	0	0	0	0
Interest expense	2	3	4	5
Current tax expenses	0	0	0	0
Share of interest and cash taxes from equity-accounted investments	(2)	(3)	(4)	(5)
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	0	0	0	0
Depreciation	3	2	6	5
Foreign exchange and financial instruments gain (loss)	1	1	2	2
Deferred income tax recovery (expense)	0	0	0	0
Other	0	0	0	0
Dividends on class A exchangeable shares	0		0
Remeasurement of BEPC exchangeable and class B shares	0		0
Share of earnings from equity-accounted investments	(4)	(3)	(8)	(7)
Net income attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to the partnership	0	0	0	0
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Revenues	453	527	936	1,076
Other income	(6)	5	(5)	11
Direct operating costs	(125)	(174)	(337)	(352)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	322	358	594	735
Management service costs	0	(11)	0	(21)
Interest expense	(107)	(160)	(212)	(290)
Current tax expenses	(11)	5	(19)	(7)
Share of interest and cash taxes from equity-accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	(204)	(192)	(363)	(417)
Funds From Operations	0	0	0	0
Depreciation	(156)	(186)	(323)	(373)
Foreign exchange and financial instruments gain (loss)	6	(34)	41	(15)
Deferred income tax recovery (expense)	(6)	(2)	(2)	(25)
Other	0	34	(84)	33
Dividends on class A exchangeable shares	0		0
Remeasurement of BEPC exchangeable and class B shares	0		0
Share of earnings from equity-accounted investments	0	0	0	0
Net income attributable to non-controlling interests	156	188	368	380
Net income (loss) attributable to the partnership	0	0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues	463	433	941	1,002
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	243	216	478	509
Other income	10	9	17	13
Direct operating costs	(96)	(82)	(179)	(175)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	157	143	316	347
Management service costs	0	0	0	0
Interest expense	(31)	(28)	(67)	(63)
Current tax expenses	(5)	2	(10)	(5)
Share of interest and cash taxes from equity-accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	121	117	239	279
Depreciation	(65)	(55)	(125)	(115)
Foreign exchange and financial instruments gain (loss)	(18)	(6)	(15)	9
Deferred income tax recovery (expense)	9	(7)	13	(26)
Other	(19)	(12)	(23)	(19)
Dividends on class A exchangeable shares	0		0
Remeasurement of BEPC exchangeable and class B shares	0		0
Share of earnings from equity-accounted investments	0	0	0	0
Net income attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to the partnership	28	37	89	128
Wind
Disclosure of operating segments [line items]
Revenues	144	141	346	279
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	47	18	113	29
Other income	0	0	4	0
Direct operating costs	(8)	(5)	(33)	(11)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	39	13	84	18
Management service costs	0	0	0	0
Interest expense	(10)	(3)	(20)	(6)
Current tax expenses	(2)	(1)	(2)	(1)
Share of interest and cash taxes from equity-accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	27	9	62	11
Depreciation	(27)	(11)	(61)	(21)
Foreign exchange and financial instruments gain (loss)	(7)	(2)	(18)	(2)
Deferred income tax recovery (expense)	(1)	1	2	2
Other	(9)	1	(10)	1
Dividends on class A exchangeable shares	0		0
Remeasurement of BEPC exchangeable and class B shares	0		0
Share of earnings from equity-accounted investments	0	0	0	0
Net income attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to the partnership	(17)	(2)	(25)	(9)
Solar
Disclosure of operating segments [line items]
Revenues	144	124	252	216
Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	49		86
Other income	1		3
Direct operating costs	(12)		(24)
Share of Adjusted EBITDA from equity-accounted investments	0		0
Adjusted EBITDA	38		65
Management service costs	0		0
Interest expense	(13)		(27)
Current tax expenses	0		0
Share of interest and cash taxes from equity-accounted investments	0		0
Share of Funds From Operations attributable to non-controlling interests	0		0
Funds From Operations	25		38
Depreciation	(20)		(42)
Foreign exchange and financial instruments gain (loss)	2		6
Deferred income tax recovery (expense)	2		1
Other	(3)		(9)
Dividends on class A exchangeable shares	0		0
Remeasurement of BEPC exchangeable and class B shares	0		0
Share of earnings from equity-accounted investments	0		0
Net income attributable to non-controlling interests	0		0
Net income (loss) attributable to the partnership	6		(6)
Energy transition
Disclosure of operating segments [line items]
Revenues	66	66	117	120
Energy transition | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	34	14	65	26
Other income	0	0	0	0
Direct operating costs	(12)	(8)	(23)	(15)
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	22	6	42	11
Management service costs	0	0	0	0
Interest expense	(5)	(1)	(10)	(3)
Current tax expenses	0	(1)	0	(1)
Share of interest and cash taxes from equity-accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	17	4	32	7
Depreciation	(10)	(4)	(20)	(9)
Foreign exchange and financial instruments gain (loss)	(4)	0	(3)	(1)
Deferred income tax recovery (expense)	0	0	1	0
Other	0	1	(2)	0
Dividends on class A exchangeable shares	0		0
Remeasurement of BEPC exchangeable and class B shares	0		0
Share of earnings from equity-accounted investments	0	0	0	0
Net income attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to the partnership	3	1	8	(3)
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Other income	0	0	0	0
Direct operating costs	0	0	0	0
Share of Adjusted EBITDA from equity-accounted investments	0	0	0	0
Adjusted EBITDA	0	0	0	0
Management service costs	(47)	(25)	(102)	(44)
Interest expense	(4)	0	(4)	0
Current tax expenses	0	0	0	0
Share of interest and cash taxes from equity-accounted investments	0	0	0	0
Share of Funds From Operations attributable to non-controlling interests	0	0	0	0
Funds From Operations	(51)	(25)	(106)	(44)
Depreciation	0	0	0	0
Foreign exchange and financial instruments gain (loss)	2	0	3	1
Deferred income tax recovery (expense)	(2)	0	4	0
Other	0	0	(49)	0
Dividends on class A exchangeable shares	(52)		(104)
Remeasurement of BEPC exchangeable and class B shares	694		788
Share of earnings from equity-accounted investments	0	0	0	0
Net income attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to the partnership	$ 591	$ (25)	$ 536	$ (43)